Income Tax - Summary of Reconciliation of Income Taxes Calculated at the UAE Statutory Income Tax Rate and the Group's Effective Income Tax Rate (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense at UAE statutory income tax rate, Amount	$ 13,690,834
Income tax expense, Amount	$ 3,980,531	$ 13,918,526	$ 2,685,456
Income tax expense at UAE statutory income tax rate	9.00%	9.00%	0.00%
Effect of preferential tax rate		(5.40%)	0.00%
Non-deductible expenses		2.90%	0.00%
Withholding tax		1.90%	0.00%
Change in valuation allowance		0.30%	1.30%
Others		0.10%	0.00%
Foreign tax effects rate		0.60%	1.00%
Effective income tax rate	2.60%	9.40%	2.30%
Domestic:
Effective Income Tax Rate Reconciliation [Line Items]
Effect of preferential tax rate, Amount	$ (13,797,243)
Non-deductible expenses, Amount	2,606,206
Change in valuation allowance, Amount	451,334
Others, Amount	$ (158,766)
Effect of preferential tax rate	(9.10%)
Non-deductible expenses	1.70%
Change in valuation allowance	0.30%
Others	(0.10%)
Foreign tax effects: | Mainland China
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, Amount	$ 2,336,443
Foreign tax effects rate	1.50%
Other Foreign Jurisdictions
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, Amount	$ (1,148,277)
Foreign tax effects rate	(0.70%)